Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 31, 2011 Millercoors [Member]	Dec. 25, 2010 Millercoors [Member]	Dec. 26, 2009 Millercoors [Member]	Dec. 28, 2008 Millercoors [Member]	Dec. 31, 2011 Foreign Currency Translation Adjustment [Member]	Dec. 25, 2010 Foreign Currency Translation Adjustment [Member]	Dec. 26, 2009 Foreign Currency Translation Adjustment [Member]	Dec. 26, 2009 Foreign Currency Translation Adjustment [Member] Bri [Member]	Dec. 31, 2011 Gain (Loss) On Derivative Instruments [Member]	Dec. 25, 2010 Gain (Loss) On Derivative Instruments [Member]	Dec. 26, 2009 Gain (Loss) On Derivative Instruments [Member]	Dec. 26, 2009 Gain (Loss) On Derivative Instruments [Member] Bri [Member]	Dec. 31, 2011 Pension And Postretirement Benefit Plans Adjustments [Member]	Dec. 25, 2010 Pension And Postretirement Benefit Plans Adjustments [Member]	Dec. 26, 2009 Pension And Postretirement Benefit Plans Adjustments [Member]	Dec. 26, 2009 Pension And Postretirement Benefit Plans Adjustments [Member] Bri [Member]	Dec. 31, 2011 Equity Method Investments [Member]	Dec. 25, 2010 Equity Method Investments [Member]	Dec. 26, 2009 Equity Method Investments [Member]	Dec. 26, 2009 Equity Method Investments [Member] Bri [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 25, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 26, 2009 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 26, 2009 Accumulated Other Comprehensive Income (Loss) [Member] Bri [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 25, 2010 Noncontrolling Interest [Member]	Dec. 26, 2009 Noncontrolling Interest [Member]	Dec. 26, 2009 Noncontrolling Interest [Member] Bri [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ (129.7)	$ 171.1					$ 906.3	$ 784.8	$ 170.1		$ (11.6)	$ (4.0)	$ 35.3		$ (497.4)	$ (605.6)	$ (365.6)		$ (226.2)	$ (154.5)	$ (211.2)		$ 171.1	$ 20.7	$ (371.4)		$ 0	$ 0	$ (25.4)
Foreign currency translation adjustments							(49.6)	53.8	468.3		0	0	0		0	0	0		0	0	0		(49.6)	(53.8)	468.3		0	0	0
Unrealized gain on derivative instruments							0	0	0		(2.0)	(18.6)	(42.3)		0	0	0		0	0	0		(2.0)	(18.6)	(42.3)		0	0	0
Reclassification adjustment on derivative instruments							0	0	0		14.9	7.1	(15.7)		0	0	0		0	0	0		14.9	7.1	(15.7)		0	0	0
Pension and other postretirement benefit adjustments							0	0	0	0	0	0	0	0	(242.0)	147.5	(360.3)	33.3	0	0	0	0	(242.0)	147.5	(360.3)	33.3	0	0	0	36.5
Contribution to MillerCoors									0				0				0				143.8				143.8				0
Ownership share of MillerCoors, other comprehensive income (loss)							0	0	0		0	0	0		0	0	0		(103.4)	(52.8)	(32.2)		(103.4)	(52.8)	(32.2)		0	0	0
Ownership share of other unconsolidated subsidiaries' other comprehensive income (loss)							0	0			0	0			0	0			(2.8)	(39.2)			(2.8)	(39.2)			0	0
Tax benefit (expense)							(18.1)	67.7	146.4		0.4	3.9	18.7		62.6	(39.3)	87.0		39.2	20.3	(54.9)		84.1	52.6	197.2		0	0	(11.1)
Balance	$ (129.7)	$ 171.1					$ 838.6	$ 906.3	$ 784.8		$ 1.7	$ (11.6)	$ (4.0)		$ (676.8)	$ (497.4)	$ (605.6)		$ (293.2)	$ (226.2)	$ (154.5)		$ (129.7)	$ 171.1	$ 20.7		$ 0	$ 0	$ 0
Economic Interest (as a percent)			42.00%	42.00%	42.00%	42.00%